EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
EARNINGS (LOSS) PER SHARE
Schedule of Earnings Per Share, Basic and Diluted

	December 31, 2021	December 31, 2020	December 31, 2019
Income (loss) available to common shareholders (in Euros)	€699,890	€(1,703,668)	€1,512,057
Weighted average number of shares for the computation of basic EPS	32,129,047	29,148,108	29,016,118
Basic EPS (in Euros)	€0.02	€(0.06)	€0.05
Effect of dilutive securities	293,824	622,723	604,238
Weighted average number of shares for the computation of diluted EPS	32,422,871	29,148,108	29,615,466
Diluted EPS income / (loss) (in Euros)	€0.02	€(0.06)	€0.05